Allowance for Loan Losses (the Allowance) - Carrying value based on performance status (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases by Credit Ratings
Troubled debt restructurings	$ 3,918,000	$ 4,266,000
Carrying value of residential mortgage, consumer and leases	44,819,000	43,974,000
Performing
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	43,965,000	43,005,000
Nonperforming
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	854,000	969,000
Residential mortgage
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	43,119,000	41,938,000
Residential mortgage | Performing
Loans and Leases by Credit Ratings
Troubled debt restructurings	0	0
Carrying value of residential mortgage, consumer and leases	42,265,000	40,969,000
Residential mortgage | Nonperforming
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	$ 854,000	$ 969,000
Number of loans	5	6
Loans receivable, net	$ 839,000	$ 1,900,000
Consumer
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	1,003,000	701,000
Consumer | Performing
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	1,003,000	701,000
Leases, net
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	697,000	1,335,000
Leases, net | Performing
Loans and Leases by Credit Ratings
Carrying value of residential mortgage, consumer and leases	$ 697,000	$ 1,335,000